Average Annual Total Returns{- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-04 - Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2025 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2025 Fund- Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	14.46%	10.78%	[1]	18.40%	13.87%	[1]	13.56%	10.31%	[1]

[1]	(a)From August 31, 2018